Management of financial risks and financial instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Securities purchased under agreements to resell	R$ 7,603,820	R$ 8,894,531
Securities	131,263,775	92,751,139
Public securities	63,895,371	48,246,922
Private securities	67,368,404	44,504,217
Derivative financial instruments	9,217,155	10,943,714
Securities trading and intermediation	3,271,000	1,405,651
Accounts receivable	597,887	469,086
Loan operations	22,211,161	12,819,627
Other financial assets	3,517,189	461,515
Off-balance exposures	5,014,845	1,367,399
Total	R$ 182,696,832	R$ 129,112,662